Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 25,353
2022	20,993
2023	16,280
2024	10,790
2025	6,707
Thereafter	36,878
Total lease payments	117,001
Less: imputed interest	(7,966)
Total	$ 109,035